UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road , Building A 2nd Floor	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:   11/30/2011

Date of reporting period: 02/28/2011

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2011 (Unaudited)

	Shares	Value

Common Stock - 92.95%

Aerospace & Defense - 4.36%
Rockwell Collins, Inc.	10,000	$644,400

Banks - 0.51%
CapitalSource, Inc.	10,000	75,800

Beverages - 2.75%
* Constellation Brands, Inc. - Class A	20,000	406,400

Commercial Services - 2.60%
Deluxe Corp.	15,000	383,250

Electric - 2.51%
Edison International	10,000	371,200

Electrical Components & Equipment - 3.62%
* Energizer Holdings, Inc.	8,000	534,640

Electronics - 3.50%
Amphenol Corp. - Class A	9,000	517,320

Environmental Control - 3.01%
Republic Services, Inc.	15,000	444,150

Food - 3.23%
McCormick & Co., Inc.	10,000	476,500

Gas - 4.14%
Energen Corp.	10,000	611,000

Hand & Machine Tools - 9.13%
Snap-On, Inc.	10,000	574,300
Stanley Black & Decker Corp.	10,200	773,466
		1,347,766
Healthcare - Products - 7.63%
DENTSPLY International, Inc.	10,000	373,700
* Henry Schein, Inc.	6,000	413,880
STERIS Corp.	10,000	338,500
		1,126,080
Healthcare - Services - 3.07%
Quest Diagnostics, Inc.	8,000	454,000

Household Products - 5.43%
American Greetings Corp. - Class A	12,000	259,800
Clorox Co.	8,000	542,080
		801,880
Iron & Steel - 3.13%
Steel Dynamics, Inc.	25,000	461,500

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2011 (Unaudited)

	Shares	Value

Common Stock - 92.95% (Continued)

Mining - 8.19%
Cameco Corp.	14,000	$570,360
Silver Wheaton Corp.	15,000	638,250
		1,208,610
Miscellaneous Manufacturing - 5.44%
Parker Hannifin Corp.	9,000	802,620

Oil & Gas - 8.86%
Canadian Oil Sands Ltd.	10,000	313,600
* Forest Oil Corp.	10,000	354,900
* Rowan Cos., Inc.	15,000	640,050
		1,308,550
Oil & Gas Services - 4.00%
* Cameron International Corp.	10,000	591,300

Pharmaceuticals - 2.26%
* Salix Pharmaceuticals Ltd.	10,000	333,400

Semiconductors - 4.43%
* LSI Corp.	50,000	314,500
* MEMC Electronic Materials, Inc.	25,000	339,250
		653,750
Telecommunications - 1.15%
Frontier Communications Corp.	20,000	169,800

Total Common Stock (Cost $10,526,399)		13,723,916

Investment Companies - 7.00%

Exchange-Traded Funds - 4.36%
iShares MSCI Japan Index Fund	20,000	230,600
* SPDR Gold Trust	3,000	413,160
		643,760
Money Market Funds - 2.64%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	389,862	389,862

Total Investment Companies (Cost $863,507)		1,033,622

Total Investments (Cost $11,389,906) - 99.95%		14,757,538
Other Assets in Excess of Liabilities, net - 0.05%		6,928

Net Assets - 100.00%		$14,764,466

* Non-income producing investment.
** Rate shown represents the rate at February 28, 2011 is subject to change and resets daily.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2011 (Unaudited)
	% of Net
Industry	Assets	Value

Aerospace & Defense	4.36%	$644,400
Banks	0.51%	75,800
Beverages	2.75%	406,400
Commercial Services	2.60%	383,250
Electric	2.51%	371,200
Electrical Components & Equipment	3.62%	534,640
Electronics	3.50%	517,320
Environmental Control	3.01%	444,150
Exchange-Traded Funds	4.36%	643,760
Food	3.23%	476,500
Gas	4.14%	611,000
Hand & Machine Tools	9.13%	1,347,766
Healthcare - Products	7.63%	1,126,080
Healthcare - Services	3.07%	454,000
Household Products	5.43%	801,880
Iron & Steel	3.13%	461,500
Mining	8.19%	1,208,610
Miscellaneous Manufacturing	5.44%	802,620
Money Market Funds	2.64%	389,862
Oil & Gas	8.86%	1,308,550
Oil & Gas Services	4.00%	591,300
Pharmaceuticals	2.26%	333,400
Semiconductors	4.43%	653,750
Telecommunications	1.15%	169,800
Total	99.95%	$14,757,538

See Notes to Schedule of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2011 (Unaudited)

	Shares	Value

Common Stock and Rights - 84.55%

Biotechnology - 1.95%
* Cubist Pharmaceuticals, Inc.	10,000	$219,300

Commercial Services - 4.54%
Deluxe Corp.	20,000	511,000

Distribution & Wholesale - 3.16%
* Watsco, Inc.	5,500	355,190

Electric - 7.57%
Black Hills Corp.	10,000	308,200
NorthWestern Corp.	10,000	297,100
UIL Holdings Corp.	8,000	245,920
		851,220
Electrical Component & Equipment - 3.03%
* SunPower Corp	20,000	341,400

Electronics - 5.24%
* Dionex Corp.	5,000	589,100

Engineering & Construction - 7.21%
Chicago Bridge & Iron Co. NV	14,000	497,280
* Orion Marine Group, Inc.	10,000	123,500
Tutor Perini Corp.	8,000	190,560
		811,340
Food - 8.69%
B&G Foods, Inc. - Class A	20,000	300,000
Snyders-Lance, Inc.	20,000	364,400
Tootsie Roll Industries, Inc.	10,927	312,512
		976,912
Forest Products & Paper - 4.57%
* KapStone Paper and Packaging Corp.	30,000	514,500

Gas - 1.95%
South Jersey Industries, Inc.	4,000	219,440

Home Furnishings - 2.94%
Ethan Allen Interiors, Inc.	15,000	330,750

Household Products - 6.54%
Jarden Corp.	10,000	328,700
WD-40 Co.	10,000	406,600
		735,300
Insurance - 3.71%
Platinum Underwriters Holdings Ltd.	10,000	417,000

Iron & Steel - 3.70%
Carpenter Technology Corp.	10,000	415,800

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2011 (Unaudited)

	Shares	Value

Common Stock and Rights - 84.55% (Continued)

Oil & Gas - 2.44%
Cabot Oil & Gas Corp.	6,000	$273,960

Oil & Gas Services - 1.93%
Gulf Island Fabrication, Inc.	7,000	216,790

Pharmaceuticals - 2.23%
* VCA Antech, Inc.	10,000	250,400

Pipelines - 2.56%
Eagle Rock Energy Partners LP	27,000	262,440
* Eagle Rock Energy Partners LP Rights, Strike Price $6.00, Expiration 05/15/12	7,000	25,760
		288,200
REIT - 5.11%
* Ashford Hospitality Trust, Inc.	20,000	206,200
Rayonier, Inc.	6,000	367,980
		574,180
Retail - 3.48%
The Buckle, Inc.	10,000	390,900

Transportation - 2.00%
* RailAmerica, Inc.	15,000	225,000

Total Common Stock and Rights (Cost $7,198,397)		9,507,682

Investment Companies - 17.40%

Closed-End Funds - 1.70%
Japan Smaller Capitalization Fund, Inc.	20,000	191,600

Exchange-Traded Funds - 3.33%
Market Vectors Agribusiness ETF	5,000	280,900
* Uranium Participation Corp. - PFIC	10,000	92,944
		373,844
Money Market Funds - 12.37%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	1,391,003	1,391,003

Total Investment Companies (Cost $1,785,485)		1,956,447

Total Investments (Cost $8,983,882) - 101.95%		11,464,129
Liabilities in Excess of Other Assets, net - (1.95)%		(219,784)
Net Assets - 100.00%		$11,244,345

* Non-income producing investment.
** Rate shown represents the rate at February 28, 2011 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)
PFIC - Passive Foreign Investment Company
REIT - Real Estate Investment Trust

Capital Management Small-Cap Fund

As of February 28, 2011 (Unaudited)
	% of Net
Industry	Assets	Value

Biotechnology	1.95%	219,300
Closed-End Funds	1.70%	191,600
Commercial Services	4.54%	511,000
Distribution & Wholesale	3.16%	355,190
Electric	7.57%	851,220
Electrical Component & Equipment	3.03%	341,400
Electronics	5.24%	589,100
Engineering & Construction	7.21%	811,340
Exchange-Traded Funds	3.33%	373,844
Food	8.69%	976,912
Forest Products & Paper	4.57%	514,500
Gas	1.95%	219,440
Home Furnishings	2.94%	330,750
Household Products	6.54%	735,300
Insurance	3.71%	417,000
Iron & Steel	3.70%	415,800
Money Market Funds	12.37%	1,391,003
Oil & Gas	2.44%	273,960
Oil & Gas Services	1.93%	216,790
Pharmaceuticals	2.23%	250,400
Pipelines	2.56%	288,200
REIT	5.11%	574,180
Retail	3.48%	390,900
Transportation	2.00%	225,000
Total	101.95%	$11,464,129

See Notes to Schedule of Investments.

Capital Management Funds
Notes to Schedules of Investments	February 28, 2011 (Unaudited)

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of February 28, 2011:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$13,723,916	$-	$13,723,916
Investment Companies	643,760	389,862	1,033,622
Totals	$14,367,676	$389,862	$14,757,538

Capital Management Funds
Notes to Schedules of Investments	February 28, 2011 (Unaudited)

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$9,481,922	$-	$9,481,922
Investment Companies	565,444	1,391,003	1,956,447
Rights	25,760		25,760
Totals	$10,073,126	$1,391,003	$11,464,129

(a)
As of and during the three-month period ended February 28, 2011, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

Federal Income Taxes

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of February 28, 2011 are noted below.

Table 3		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$11,389,906	$3,686,747	$(319,115)	$3,367,632
Small-Cap Fund	8,983,882	2,791,936	(311,689)	2,480,247

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)
A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital Management Investment Trust

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 25, 2011